Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary cash dividends paid, ordinary shares per share		$ 0.70	$ 0.55	$ 0.50
Maximum percentage of dividends that may be paid from capital contribution reserves		50.00%
New consolidations / (deconsolidations) and other increases / (decreases)		$ 73	$ 224	$ (3)
Share premium
Increase (decrease) related to the issuance of high-trigger loss-absorbing additional tier 1 capital with an equity conversion feature			45
New consolidations / (deconsolidations) and other increases / (decreases)		86	53	4
Retained earnings
New consolidations / (deconsolidations) and other increases / (decreases)		7		3
Other comprehensive income recognized directly in equity, net of tax
New consolidations / (deconsolidations) and other increases / (decreases)				(3)
of which: financial assets at fair value through other comprehensive income
New consolidations / (deconsolidations) and other increases / (decreases)				(3)
Total equity attributable to shareholders
New consolidations / (deconsolidations) and other increases / (decreases)		93	53	4
Non-controlling interests
New consolidations / (deconsolidations) and other increases / (decreases)		$ (20)	$ 172	$ (7)
Non-controlling interests | Credit Suisse
New consolidations / (deconsolidations) and other increases / (decreases)	$ 285